Financial Statement Schedule I Condensed Financial Information of Parent Company - STATEMENTS OF CASH FLOW (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash Flow from Operating Activities
Net (loss)/income	¥ 167,682	$ 25,771	¥ 23,946	¥ (37,853)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share-based compensation	62,787	9,650	57,735	55,991
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(32,985)	(5,069)	6,691	(9,888)
Accrued expense and other current liabilities	45,572	7,005	28,761	16,043
Cash Flow from Investing Activities
Amount due from related parties	(109,756)	(16,869)	(287,661)	(128,478)
Cash Flow from Financing Activities
Exercise of share options	89	13	24
Repurchase of ordinary shares				(19,467)
Cash and cash equivalents at beginning of the year	153,152
Cash and cash equivalents at end of the year	366,336	56,305	153,152
Shares Issuable Upon Conversion of Series B-1 Shares
Cash Flow from Financing Activities
Proceeds received from issuance of preferred shares				19,467
Parent Company
Cash Flow from Operating Activities
Net (loss)/income	167,682	25,771	23,946	(37,853)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in earnings of subsidiaries	(232,564)	(35,743)	(81,488)	(13,265)
Share-based compensation	62,787	9,650	57,736	56,343
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(14,284)	(2,195)
Accrued expense and other current liabilities	10,043	1,544	2	26
Amount due to a related party	(8,500)	(1,307)		7,957
Net Cash provided by (used in) Operating Activities	(14,836)	(2,280)	196	13,208
Cash Flow from Investing Activities
Investment in subsidiaries	(9,772)	(1,502)	(2,400)	(77,636)
Amount due from related parties	21,646	3,326	(122,728)
Net Cash (used in) provided by Investing Activities	11,874	1,824	(125,128)	(77,636)
Cash Flow from Financing Activities
Exercise of share options	89	14	24
Repurchase of ordinary shares				(19,467)
Proceeds from issuance of preferred shares				214,063
Net Cash provided by Financing Activities	89	14	24	214,063
Net increase (decrease) in cash and cash equivalent	(2,873)	(442)	(124,908)	149,635
Effect of exchange rate changes	(3,175)	(488)	5,565	10,226
Cash and cash equivalents at beginning of the year	40,518	6,228	159,861
Cash and cash equivalents at end of the year	¥ 34,470	$ 5,298	¥ 40,518	159,861
Parent Company | Shares Issuable Upon Conversion of Series B-1 Shares
Cash Flow from Financing Activities
Proceeds received from issuance of preferred shares				¥ 19,467